Mikhail Muyingo, President
Gala Global Inc.
25 B Hampstead Hill Gardens
London NW32PJ, UK

June 14, 2011


United States
Securities and Exchange Commission
Washington, DC 20549

Re:   Gala Global Inc.'s - Registration Statement on Form S-1
      Amendment No. 2
      Filing No. 333-172744

Dear Mr. Link:

In response to your letters dated April 7, 2011 and June 3, 2011 and which included comments regarding our registration statement, we have prepared the following replies:

Cover page
----------
1. We note your statement that "we will not control or determine the price at which a selling shareholder decides to sell its shares." Please revise your statement to clarify that the selling shareholders will sell at the fixed price of $0.05 per share until the shares are quoted on a market or securities exchange.

We have revised to clarify that the selling shareholders will sell their shares at the fixed price of $0.05 per share until the shares are quoted on a market or securities exchange.

Prospectus Summary.  Page 6
2. We note your statement that "our revenue to date has not been significant and we cannot forecast with certainty that our growth initiatives will generate greater profits." Please revise to indicate that the company has not had any revenues or profits to date.

We have revised to indicate that we have not generated any revenues or profits to date and we cannot forecast with certainty that our initiatives will generate profits.

3. Please revise to indicate the amount of additional financing needed to operate the business for the next twelve months.

We have revised to indicate that the amount of additional financing needed to operate the business for the next twelve months is $11,421.

4. Please revise to quantify the additional cash you will need to implement your business plan and the consequences to your business should you be unable to raise those funds.

The disclosure has been revised as follows:

We have not had any revenues or profits to date. We are not raising any money in this offering. We do not have sufficient cash and cash equivalents to execute our operations and will need to obtain $11,421 in additional financing to operate our business for the next twelve months. We will need approximately $11,421 in additional cash to implement our business plan. We intend to seek funding from additional sale of our common stock or from advances from our officer and director. If we are not successful in obtaining the necessary addition cash, we may never become profitable.

Risk Factors.  Page 7
5. Please add a risk factor that addresses your need for additional cash to implement your business plan. You should also discuss your liquidity and the extent of your operations should you be unable to raise sufficient funds.

We have added a risk factor that addresses our needs for additional cash or funding to implement our business plan and the consequences to our operations should we are unable to raise those funds.

2. We have yet to raise additional funds to sustain our operations. If we do not raise the cash, there is substantial doubt about our ability to continue as a going concern. Our future is dependent upon our ability to obtain additional financing to fully develop our business plan. The amount needed cannot be predicted with any certainty and may exceed any estimates we set forth. We require minimum additional of $11,421 to conduct our proposed operations for a minimum period of one year. If we experience a shortage of funds during the next 12 months, Mikhail Muyingo, our sole officer and director, has informally agreed to advance funds to allow us to pay for professional fees, including fees payable in connection with the filing of this registration statement and operation expenses, however he has no formal commitment, arrangement or legal obligation to advance or loan funds to the company. If we do not have sufficient funds to continue our operations we may have to suspend our operations and you may lose your investment.

6. Please add a risk factor that addresses your management's lack of experience, if true, with public reporting companies and/or accounting. Mr. Muyingo is your principal financial and accounting officer, but it does not appear from his management biography that he has a background in accounting. Please clarify if the Company will need to hire additional accounting personnel or consultants to comply with your financial reporting obligations.


The following risk factor has been added.

7. Our sole officer and director has lack of experience managing public reporting company and accounting which is required to establish and maintain disclosure control and procedures and internal control over financial reporting.

We have never operated as a public company. Mikhail Muyingo, our sole officer and director has no experience managing a public company which is required to establish and maintain disclosure controls and procedures and internal control over financial reporting. Also, Mr. Mikhail Muyingo has only limited experience in accounting. As our operations become more complex we will be required to hire additional accounting personal to comply with our reporting obligations. We plan to comply with all of the various rules and regulations, which are required for a public company that is reporting company with the Securities and Exchange Commission. However, if we cannot operate successfully as a public company, your investment may be materially adversely affected.

7. We note your statement in the first risk factor that "our ability to achieve and maintain profitability and positive cash flow is dependent upon - completion of this offering ...." Please advise us how the offering allows the company to achieve and maintain profitability and positive cash flow. We may have further comment.

We have revised the first risk factor and deleted the statement in question.

1. There is no assurance our future operations will result in profitable revenues. If we cannot generate sufficient revenues to operate profitably, we may suspend or cease operations.

  We were incorporated in Nevada on March 15, 2010 and we have not started our proposed business operations or realized any revenues. We have no operating history upon which an evaluation of our future success or failure can be made. Our net loss since inception is $621.

Our ability to achieve and maintain profitability and positive cash flow is dependent upon:
 - our ability to attract customers who will use our service
 - our ability to generate revenues through the sale of products
 - our ability to successfully advertise to our clients
Based upon current plans, we expect to incur operating losses in future periods because we will be incurring expenses and not generating revenues. We cannot guarantee that we will be successful in generating revenues in the future. Failure to generate revenues will cause us to go out of business.

8. Please revise to clarify your statement in the sixth risk factor that "[a]s well, any judgment obtained in the United States against us may not be enforceable in the United States."

We have revised to clarify our statement in the sixth risk factor that "any judgment obtained in the United States against us may not be enforceable in the U. K."

9. Revise your seventh risk factor to address the risks resulting from your president owning more than 50% of the outstanding shares and controlling the company.

We have revised the seventh risk factor to clarify the risks resulting from our president owning more that 50% of the company.

Mikhail Muyingo, our officer and director, owns 3,500,000 shares of our common stock and control us. As a result, Mr. Mikhail Muyingo is able to elect all of our directors and control our operations. Accordingly, Mr. Muyingo will have significant influence in determining the outcome of all corporate transactions or other matters, including the election of directors, mergers, consolidations and the sale of all or substantially all of our assets, and also the power to prevent or cause a change in control. The interests of Mr. Muyingo may differ from the interests of the other stockholders and may result in corporate decisions that are disadvantageous to other shareholders.

Plan of Distribution, page 13
10.  Please revise to clarify the relationship of Nicole Muyingo
Nulumanse to Mikhail Muyingo.

The disclosure has been revised as follows:

Mikhail Muyingo, an officer and director of Gala Global Inc, is the uncle of the shareholder Nicole Muyingo Nulumanse.

Business. page 16
11. Please revise to remove language here and other places in your prospectus that implies that you currently have profitable operations, including references to generating greater profits or maintaining profitability.

We have reviewed and revised the language in our prospectus that implied that we have profitable operations to date.

12. Please substantially revise this section to clarify what operations you are currently performing, what operations or activities you will perform in the next 12 months, and what operations and activities you will perform beyond 12 months with additional funding. We note that you briefly discuss retail stores, shops, and locations in Europe and North America, and a website with significant e-commerce capability, but they are not mentioned in your plan of operation starting on page 24. Further, your discussion of your prospective designs and products on pages 16 and 17 is often in the present tense, but it is not clear whether you have actually developed any designs, brands, or products.

We have revised the plan of operations for the next 12 months.
We have also made some changes in the tense to show what operations are in the present, past or future.

13. Please revise to clarify the current location of your MSK-335B sewing machine, as it does not appear you have any offices, retail stores or studio space. Also clarify where the tailoring and measurements currently take place or will take place. We note your statement that Mikhail Muyingo will promote the tailoring services and products from his home.

The disclosure has been revised as follows:

Our MSK-335B sewing remains with the seller. As the retail space has not yet been secured machinery is anticipating the shipping, this is to avoid the storage charges before a studio has been arranged for business.

Tailoring and measurements will take place at the studio place once it is established, it is planned to be used as the space for all business conducts including promotional and tailoring works and preparations.

14. Please revise page 17 to address the amount of compensation to your marketing consultant. Also address the type of marketing and advertising that will be performed.

We have revised and added the following paragraph to our marketing consulting agreement description:

In consideration for the Consulting Services to be performed by the Consultant under this agreement, Gala Global Inc will pay Consultant at the rate of 7.00 British pounds sterling per hour for the time spent on Consulting Services. Consultant shall submit written, signed reports of the time spent performing Consulting Services, itemizing in reasonable detail the dates on which services were performed, the number of hours spent on such dates and a brief description of the services rendered. The Company shall pay Consultant the amounts due pursuant to submitted reports within 14 days after such reports are received by the Company.

Additionally, the disclosure has been revised as follows:

The consultant, Bernandine Lawrence, will use traditional media for advertising such as newspapers, magazines, and radio. She will design and distribute printed marketing material to potential customers. Our consultant will market our services to individual clients as well as other businesses such as clothing retailers.

15. We note your statements that "an increasing number of customers would like custom tailoring and unique fashion apparel for special work and social events" and that "the site will ... significantly enhance the efficiency of the design and selection process simultaneously reducing the time and cost of finding reasonably priced high quality tailors." The basis for comparative factual assertions and for management's belief in certain qualitative statements must be clear from the text of the prospectus or provided supplementally to us. Revise the disclosure throughout the document to address our concerns, or advise us supplementally as necessary.

The disclosure throughout the document has been revised for clarity.

16. We note your statement that "we intent to fund our ability to offer more designs from the money we receive from our customers as well as the director Mikhail Muyingo who has agreed to lend the registrant additional funding if required." We also note your statement, on page 7, that "we have not received any confirmation from any party of their willingness to loan or invest funds to the company." Please revise to address whether the company has an agreement to obtain funding from Mikhail Muyingo. If there is an agreement, please describe the material terms, indicate if the agreement is legally enforceable and file the agreement as an exhibit to the registration statement.

We have revised to clarify that the company does not have a written agreement to obtain funding from Mikhail Muyingo and the verbal agreement is not legally enforceable.

17. We note your statement that your "potential customers are women and men of all age groups with a low, average or above average income." Provide us with the basis for your belief that people with low income seek custom tailored clothing or custom alterations.

Our potential customers will be women and men of all age groups with average or above average income. We believe that customers with low income will also seek our services where garments of inexpensive kind will require quick and simple alterations or mending.

18. Please provide the basis of your belief that your website will be operational by May 2011. To the extent you have entered into an agreement with a developer, please disclose the material terms of the agreement and file the agreement as an exhibit pursuant to Item 601(b)(10) of Regulation S-K. Also, please revise to describe what features will be operational in the first phase and how long it will take and cost to achieve a fully functional website.

We are currently selecting a developer to start our website development, we do not have any agreements with the website developer as of yet; we have revised that our initial step will be completed by July 2011.

19. Please revise to clarify your distribution methods for the first 12 months, as required by Item 101(h)(4)(ii) of Regulation S-K. Much of your distribution method disclosure revolves around your website, but it is unclear how you will be able to sell tailored clothing and offer tailoring services over the internet without having a substantial physical operation to obtain accurate measurements and perform the required tailoring. You only briefly mention a retail operation on page 16 and chain store customers on page 17, but not in your plan of operation.

We have revised and included in our Business plan and Plan of operations the following:

We are planning to sell our tailoring clothing and offer tailoring services out of our Tailoring Studio which we plan to set up in London. In the studio we will obtain measurements and perform the required tailoring.

20. Please revise to provide disclosure of your competitive business conditions, the company's competitive position in the industry, and methods of competition, as required by Item 101(h)(4)(iv) of Regulation S-K. Further, please clarify whether there are any website providers of tailored goods and tailoring services.

We have added the following disclosure:

The competition level is medium to high. We will be in a market where we compete with many local, regional, national and international companies. These companies distribute through mega stores, boutiques and online. We believe that many of our competitors have greater financial resources and liquidity and may be able to withstand sales or price decreases better than we can at present time. We also expect to continue to face rivalry from new market entrants. We may be unable to continue to compete effectively with these existing or new competitors, which could have a material adverse effect on our financial condition and results of operations.

21.  Please revise to provide the disclosure required by Item
101(h)(4)(vii) of Regulation S-K regarding trademarks, as your disclosure on page 16 indicates you will offer your own branded goods.

We do not have a trademark registered at this time.

22.  Revise to address the applicable governmental regulations.

We have added the following disclosure:

To comply with U.K. laws, in order to do business in the UK, our U.S. Corporation will have to register as an overseas company at the Companies House in Britain within one month from the beginning of trade. We are not required to be registered as an overseas company until we start to execute business transactions with our U.K customers and start to earn revenue.

Offices. page 20

23. We note you indicate that the company's offices are currently located in an office in the home of your president. Clarify if' there is any agreement to continue using the home office for company business.

Our office is currently located at 25 B Hampstead Hill Gardens, London, UK, NW32PJ. This is the home office of our president, Mikhail Muyingo. Upon the completion of our offering, we intend to establish an office elsewhere. As of the date of this prospectus, we have not sought or selected a new office sight and we have no agreements to continue using the home office for company business.

Market for Common Equity and Related Stockholder Matters. page 21

24.  Please revise to provide the information required by Item
201(a)(2)(i) and 201(a)(2)(iii) of Regulation S-K.

This information was previously disclosed on page 32 Shares
Eligible for Future Sale but has been moved to Market for Common
Equity and Related Stockholder Matters for clarity.

25. We note that you indicate in the table that Mikhail Muyingo purchased the 3,500,000 shares on June 1, 2010. In the next paragraph you indicate that Mikhail Muyingo purchased his shares on August 20, 2010. Please revise as appropriate.

We have corrected the date on which Mr. Muyingo purchased his shares to June 1, 2010.

26.  Please revise to clarify your reference to the "OTCQB."

The reference to the "OTCQB" has been clarified as follows:
The OTCQB is the middle tier of the OTC market.

Management's Discussion and Analysis. page 23

27. We note that your disclosure in this section that you have sufficient cash to maintain operations is inconsistent with your prospectus summary. Please revise to reconcile.

We have revised our statement in question and added the following information to the management discussion. The company has not generated any revenues or profits to date. We are not raising any money in this offering. We do not have sufficient cash and cash equivalents to execute our operations. The amount of additional financing needed to operate the business for the next twelve months is $11,421. If we need additional cash and cannot raise it, our president Mikhail Muyingo has agreed to lend the registrant $11,421. If we are not able to raise the required cash, we may have to cease our operations.

28. Please revise to clarify whether Mr. Muyingo's agreement to loan the Company $11.000 if it is unable to raise funds from other sources is an informal arrangement at his discretion or a legally binding agreement. If it is a binding agreement, please file the agreement pursuant to Item 601(b)(1 0) of Regulation S-K.

At the present time, we have not signed any legally binding agreement with our president of his willingness to loan or invest funds to the company.

Plan of Operation. page 24

29. We note your statement that "we will negotiate terms and conditions of collaboration." Please clarify your statement. Who does the company anticipate collaborating with?

We have revised to indicate that we are planning to negotiate agreements for sale of our products and services with our potential clients.

30. Please address the anticipated costs of renting or purchasing a location for your Studio Centre in London.

The anticipated costs of renting the Studio Centre in London are approximately $1,500 per month.

31. We note that your table of expenses on page 26 is inconsistent with your plan of operation. For example: your table does not include salaries for your prospective tailors, sales staff or other employees. You disclose $4,580 to setup your studio in your plan of operation, but Studios Expenses are listed as $6,000 plus an additional $3,000 of working capital. Please revise accordingly.

We have revised our table of Studio Expenses and made the following clarification:

Our studio expenses are listed at $6,000 that include our purchase on December 21, 2010 of MSK-335B Reliable Single-Needle Small-Cylinder Walking-Foot Sewing Machine for $1,420 plus the additional $4,580 to set up and obtain the necessary equipment to begin operations, such as sewing tools, materials, computer, furniture, and other studio and office supplies.

We have revised the table and plan of operations and deleted General Administrative costs and added Salaries column for our two part-time prospective tailors that are calculated to be total of $5,000 for this year. We are also planning to hire two more representatives in the next 9 months.

32. You briefly mention your website in your plan of operation, but do not provide any disclosure as to its cost or schedule to implement. In your business section you refer to phase 1 costing $4,000 and being completed by May 2011. It is unclear why you only provide $4,000 in your expenses table, as it would appear further development and costs would be required beyond May 2011. Please revise accordingly.

We have made the following changes to our Plan of operations and Business section:

We plan outsourcing the development our website to experts in internet retail marketing. We are currently selecting a developer to start our website development, we do not have any
agreements with the website developer as of yet.   The cost to
develop and maintain our website for the next 12 months is roughly $4,000; this will include providing the following services and products for the website: disk space, bandwidth, pop mailboxes, e-mail forwarding, e-mailing aliasing, auto responder, front page support, unlimited FTP access, java chat, hot metal/miva script, shopping cart, secure the transactions by adding signio support, cyber cash support and macromedia flash. Our website is scheduled to be operational by July 2011. The yearly cost to maintain and update our website will be approximately $500.

33. Please revise to provide specificity as to your General administrative costs. It is unclear what you general administrative costs entail.

We have removed the General Administrative Costs and added
Salaries column to the table.

34. Please reconcile the discrepancy between the $12,000 in professional fees listed on page 26 with the disclosure on page 12 that it may costs up to $35,000 annually for your public reporting expenses.

We have revised the statement in question to clarify that we are bearing all costs relating to the registration of the common stock that are approximately $12,000 annually.

Liquidity and Capital Resources. page 27
35. We note your statement in the beginning of your Management's Discussion and Analysis section that "we believe that we have sufficient cash to maintain operations for the next twelve months." We also note that your expenses are currently anticipated to be $35,000 and that your working capital as of November 30, 2010 was $23,479. It appears that you will have a significant shortfall of cash. Revise your liquidity section to quantify your cash needs for the next twelve months, including the costs to maintain your public reporting obligations and to implement your business plan. Please update your disclosure through the most recent interim financial statement date. Also clarify your anticipated sources of funding needed along with the consequences to the company should you fail to obtain such funding.

We have revised the Liquidity section to quantify our cash needs for the next twelve months.

As of November 30, 2010, our total assets were $23,579 and our total liabilities were $100. As of November 30, 2010, we had cash of $23,579. The company has not generated any revenues or profits to date. Our total expenditures for the year are estimated to be $35,000. We do not have sufficient cash and cash equivalents to execute our operations. The amount of additional financing needed to operate the business for the next twelve months is $11,421. Our president Mikhail Muyingo has agreed to lend the registrant $11,421 when necessary. At the present time, we don't have any binding agreements from our president of his willingness to loan or invest funds to the company.

36. Please revise to identify and describe the company's internal and external sources of liquidity.

The following disclosure has been added.
As of the date of this prospectus, we have yet to generate any revenues from our business operations. If this offering is successful, we assume that we have sufficient funds for the next twelve months. If the offering is only partial successful, it may be necessary for us to raise additional capital through debt or equity. There can be no assurance that additional capital will be available to the registrant.

The registrant currently has no agreements, arrangements or understandings with any person to obtain funds through bank loans, lines of credit or any other sources. Since the registrant has no such arrangements or plans currently in effect, its inability to raise funds for the above purposes will have a severe negative impact on its ability to remain a viable company

For the period from inception to November 30, 2010, we did not pursue any investing activities.

For the period from inception to November 30, 2010, we received
$24,100 from the sale of our common stock.

37. Please revise to clearly address any material commitments for capital expenditures.

The disclosure has been revised to state that there are currently not any material commitments for capital expenditures.

Officers and Directors. page 27

38. Please revise Mr. Muyingo's biography to clarify his role with Galina's Tailoring and Alterations, identify the real estate trading firm he founded, and clarify his current role with the real estate trading firm.

At Galina's Tailoring family business Mr. Muyingo kept a role of administrator, provisional accountant, secretary and a manager. We have corrected to state that Mr. Muyingo invested in a real-estate as a private investor from 2006 to present. (The registration for a corporation was withdrawn at the preliminary stages due to disputes among members and Mr. Muyingo continued as a private real estate investor thereafter)

39. Please revise to briefly discuss the specific experience, qualifications, attributes or skills that led to the conclusion that Mr. Muyingo should serve as a director for the registrant, in light of the registrant's business and structure.

The conclusion that Mr. Muyingo should serve as a director was based on his experience in our line of business acquired while working for Galina's Tailoring and Alterations and general experience as an entrepreneur.

Conflicts of Interest. page 28
40. Please revise to provide a description of the business of Galina's Tailoring and Alteration and whether this entity will share resources, equipment, employees, funds, or advertising with the Company. In addition, please clarify whether Galina's may compete for the same business as the Company. We may have further comment.

Galina's Tailoring and Alterations no longer operates as a business entity as of October 2008. It was involved in design, tailoring and alterations of clothes. We will not be sharing any resources with it.

Family Relationships. page 31

41. We note your reference to "Mikhail Muying Mikhail Muyin". Please revise to clarify this reference.

We have noted and revised the typo in the Family Relationships paragraph:" Mikhail Muyingo, an officer and director is the brother of Violetta Muyingo, an officer."

Security Ownership of Certain Beneficial Owners and Management. page 31

42. Indicate the number of shares outstanding upon which the percentage of ownership is computed.

We have revised and included the following paragraph.

[2] The director percentage is based on the 5,860,000 issued and outstanding shares.

Financial Statements
43. Please provide a currently dated consent from your independent accountant for amendments over 30 days and note the updating requirements of Article 8-08 of Regulation S-X.

We have provided currently dated consent for the amendments from our auditor.

44. Tell us about your relationship with Galina's Tailoring and Alterations (ownership interest, employee, etc.) and how this entity's operations are related to your business plan as described on page 16.

Galina's Tailoring and Alterations has ceased their operations and does not have any relationship with us.

Statement of Stockholders' Equity. page 38
45. We note your disclosures in Item 5(f) - Sale of Unregistered Securities on page 21, Item 15- Recent Sales of Unregistered Securities on page 45 and elsewhere in your registration statement that you issued 960,000 shares on December 17, 2010 for $19,200. It appears that these shares are recorded in your financial statements for the period ended November 30, 2010. Tell us why the shares issued subsequent to November 30, 2010 are included in your financial statements for the period ended November 30, 2010 or revise your financial statements as appropriate.

We have reviewed the statement in question and made the following changes:" On November 15, 2010, we issued 960,000 shares of common stock to 21 individuals for consideration of $0.02 per share for a total of $19,200."

Notes to Financial Statements
Note 1. Organization. Operations and Summary of Significant Accounting
Policies
Fiscal Year. page 40
46. We note your disclosure here that you have selected November 30 as your fiscal year end. However, we note your disclosure on page 34 that your fiscal year ends December 31st. Please revise or advise.

We have revised and changed the disclosure on page 34 that our fiscal year ends November 30th.

Indemnification of Directors and Officers. page 45

47. Please revise this section to describe your indemnification provisions in your bylaws. You should also cite the correct article and clarify the distinction between the indemnification provided to your directors, as opposed to your officers and employees.

We have made the changes to indemnification provisions section in our prospectus based on our bylaws and cited the correct article.
1) Article XII of our bylaws provides the following indemnifications for our Directors (a), Officers (b), Directors and Officers (c); filed as Exhibit 3.2 of the Registration
Statement.

Item 14.  Indemnification of Directors and Officers
---------------------------------------------------
a)	The Directors shall cause the Corporation to indemnify a
Director or former Director of the Corporation and the Directors may cause the Corporation to indemnify a director or former director of a corporation of which the Corporation is or was a shareholder and the heirs and personal representatives of any such person against all costs, charges and expenses, including an amount paid to settle an action or satisfy a judgment, actually and reasonably incurred by him or them including an amount paid to settle an action or satisfy a judgment inactive criminal or administrative action or proceeding to which he is or they are made a party by reason of his or her being or having been a Director of the Corporation or a director of such corporation, including an action brought by the Corporation or corporation. Each Director of the Corporation on being elected or appointed is deemed to have contracted with the Corporation on the terms of the foregoing indemnity.

b)	The Directors may cause the Corporation to indemnify an
officer, employee or agent of the Corporation or of a corporation of which the Corporation is or was a shareholder (notwithstanding that he is also a Director), and his or her heirs and personal representatives against all costs, charges and expenses incurred by him or them and resulting from his or her acting as an officer, employee or agent of the Corporation or corporation. In addition the Corporation shall indemnify the Secretary or an Assistance Secretary of the Corporation (if he is not a full time employee of the Corporation and notwithstanding that he is also a Director), and his or her respective heirs and legal representatives against all costs, charges and expenses incurred by him or them and arising out of the functions assigned to the Secretary by the Corporation Act or these Articles and each such Secretary and Assistant Secretary, on being appointed is deemed to have contracted with the Corporation on the terms of the foregoing indemnity.

c) The Directors may cause the Corporation to purchase and maintain insurance for the benefit of a person who is or was serving as a Director, officer, employee or agent of the Corporation or as a director, officer, employee or agent of a corporation of which the Corporation is or was a shareholder and his or her heirs or personal representatives against a liability incurred by him as a Director, officer, employee or agent. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the registrant as provided in the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities, other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding, is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

48. Please revise to include the specific indemnification provision under the Nevada Revised Statutes.

See above disclosure

Recent Sales of Unregistered Securities. page 45

49. Please revise to clarify when Mr. Muyingo received shares of your common stock. You disclose conflicting dates within this section.

We have revised to clarify that:" On June 1, 2010, we issued
3,500,000 shares of common stock to Mikhail Muyingo, our president, in consideration of $0.001 per share for a total of $3,500."

50. Please revise this section to clarify which transaction your officer Ms. Violetta Muyingo received her shares of common stock as described on page 31 of your prospectus.

On November 15, 2010, we issued 960,000 shares of common stock to 21 individuals for consideration of $0.02 per share for a total of $19,200. Amongst the individuals, our secretary, Violetta Muyingo, was issued 60,000 shares at $0.02 per subscription agreement.

51.  Indicate the number of shares each person received.

The disclosure has been revised to indicate the number of shares each person received.

52. Please revise this section to provide the facts relied up to make the exemption under Regulation S available for each of your sales of unregistered securities, as required by Item 701(d) of Regulation S-K. Your disclosure should address each relevant element of the rules that comprise of the exemption under Regulation S.

The disclosure has been revised as follows:

All of the foregoing transactions were made pursuant to the exemption from registration contained in Regulation S of the Securities Act of 1933. The sale of securities was made in offshore transactions to persons who are not U.S. persons. The investors purchased the securities for their own account and not on behalf of any U.S. Person and a sale of the securities has not
been pre-arranged with a purchaser in the United States.   The
investors have represented that the purchases of the securities were not a transaction (or an element of a series of transactions) that is part of any plan or scheme to evade the

Undertakings. page 46

53. Revise to provide the undertakings required by Item 512(h) of Regulation S-K or advise us why it is not necessary.

The undertakings required by Item 512(h) of Regulation S-K have been provided.


Signature page

54. Please revise your signature page to provide the appropriate signatures under the caption "Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated."

The disclosure has been revised.

Financial Statements

The financial statements have been updated.

Sincerely,

Gala Global, Inc.

By:  /s/Mikhail Muyingo
     ------------------
     Mikhail Muyingo